Related party transactions - Summary of Revenue and Purchase of Goods, Services And Other for Related Party (Details) - Total for all related parties $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Total revenue from related parties	$ 150,892	$ 151,878
% of total revenue	0.111	0.107
Total	$ 1,120,423	$ 959,061
Volvo Cars
Disclosure of transactions between related parties [line items]
Total revenue from related parties	74,939	76,635
Total	460,784	535,968
Ziklo Bank AB
Disclosure of transactions between related parties [line items]
Total revenue from related parties	75,953	53,385
Polestar Times Technology
Disclosure of transactions between related parties [line items]
Total revenue from related parties	0	21,858
Geely
Disclosure of transactions between related parties [line items]
Total	504,340	405,261
RK
Disclosure of transactions between related parties [line items]
Total	151,951	17,441
Other related parties
Disclosure of transactions between related parties [line items]
Total	$ 3,348	$ 391